Taxes on income - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits, beginning of year	$ 2,007	$ 1,689
Decreases in tax positions for prior years	0	(388)
Increases in tax positions for current year	1,231	706
Unrecognized tax benefits, end of year	$ 3,238	$ 2,007